Reserves - Schedule of Share-Based Payment Reserve (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reserves [Abstract]
Balance at beginning of year	$ 790,690
Issue of RSUs to Directors and management	27,044,194	608,156
Issue of RSUs to suppliers	80,700
Issue of RSU’s to Directors and management in lieu of fees	1,079,318	182,534
Transaction costs for PIPE Warrants (Financial liability)	25,703
Issue of warrants PIPE (Brokers)	160,574
Issue of shares upon vesting of RSU’s	(24,438,104)
Balance at end of year	$ 4,743,075	$ 790,690